UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

Scudder Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Target 2013 Fund

	Shares	Value ($)

Common Stocks 30.8%
Consumer Discretionary 3.3%
Auto Components 0.2%
Johnson Controls, Inc.	1,350	91,868
Household Durables 0.2%
The Stanley Works	1,740	83,398
Media 1.0%
Clear Channel Communications, Inc.	2,650	80,613
Time Warner, Inc.	13,680	243,914
Viacom, Inc. "B"	6,330	196,040

		520,567
Multiline Retail 1.1%
Federated Department Stores, Inc.	2,870	176,132
J.C. Penney Co., Inc.	3,610	184,832
Kohl's Corp.*	2,220	106,849
Nordstrom, Inc.	3,110	107,761

		575,574
Specialty Retail 0.6%
Home Depot, Inc.	2,500	102,600
Staples, Inc.	4,270	97,057
The Sherwin-Williams Co.	1,890	80,420

		280,077
Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	2,380	117,096
Consumer Staples 2.9%
Beverages 1.3%
Coca-Cola Co.	10,230	437,640
PepsiCo, Inc.	3,530	208,552

		646,192
Food & Staples Retailing 0.3%
Costco Wholesale Corp.	2,900	140,244
Food Products 0.4%
General Mills, Inc.	4,500	217,170
Household Products 0.9%
Energizer Holdings, Inc.*	790	39,887
Procter & Gamble Co.	7,930	444,001

		483,888
Energy 2.9%
Energy Equipment & Services 0.1%
Schlumberger Ltd.	850	77,155
Oil, Gas & Consumable Fuels 2.8%
Amerada Hess Corp.	2,160	270,216
Burlington Resources, Inc.	1,540	111,219
Chevron Corp.	5,170	295,052

ConocoPhillips	1,700	111,146
ExxonMobil Corp.	9,736	546,579
Occidental Petroleum Corp.	930	73,358

		1,407,570
Financials 6.5%
Banks 2.1%
Bank of America Corp.	11,650	509,571
Wachovia Corp.	4,700	237,444
Wells Fargo & Co.	3,050	183,610
Zions Bancorp.	1,600	117,552

		1,048,177
Capital Markets 1.6%
Lehman Brothers Holdings, Inc.	3,170	379,354
The Goldman Sachs Group, Inc.	3,350	423,339

		802,693
Diversified Financial Services 0.9%
CIT Group, Inc.	3,360	153,653
Citigroup, Inc.	2,423	110,925
Countrywide Financial Corp.	3,180	101,028
JPMorgan Chase & Co.	3,040	111,325

		476,931
Insurance 1.9%
AFLAC, Inc.	4,100	195,898
Allstate Corp.	4,190	221,190
Hartford Financial Services Group, Inc.	1,800	143,550
Lincoln National Corp.	1,540	77,940
MetLife, Inc.	6,710	331,541

		970,119
Health Care 4.2%
Biotechnology 0.7%
Amgen, Inc.*	1,970	149,247
Genzyme Corp.*	1,760	127,248
Invitrogen Corp.*	1,420	90,298

		366,793
Health Care Equipment & Supplies 0.3%
Medtronic, Inc.	2,500	141,650
Health Care Providers & Services 1.6%
Aetna, Inc.	1,400	123,984
Cardinal Health, Inc.	1,900	118,769
Caremark Rx, Inc.*	4,940	258,856
UnitedHealth Group, Inc.	2,820	163,250
WellPoint, Inc.*	1,780	132,930

		797,789
Pharmaceuticals 1.6%
Allergan, Inc.	1,600	142,880
Johnson & Johnson	8,950	560,449
Pfizer, Inc.	5,500	119,570

		822,899
Industrials 3.3%
Aerospace & Defense 1.7%
Boeing Co.	4,300	277,952

Goodrich Corp.	2,440	88,011
Lockheed Martin Corp.	2,780	168,357
United Technologies Corp.	6,300	323,064

		857,384
Electrical Equipment 0.4%
Emerson Electric Co.	3,070	213,519
Industrial Conglomerates 1.2%
General Electric Co.	7,950	269,584
Tyco International Ltd.	13,600	358,904

		628,488
Information Technology 4.8%
Communications Equipment 1.1%
Cisco Systems, Inc.*	9,710	169,439
Motorola, Inc.	17,810	394,670

		564,109
Computers & Peripherals 1.2%
Apple Computer, Inc.*	1,450	83,506
EMC Corp.*	16,790	234,388
International Business Machines Corp.	3,390	277,573

		595,467
IT Consulting & Services 0.6%
Accenture Ltd., "A"*	6,720	176,804
Affiliated Computer Services, Inc. "A"*	2,520	136,357

		313,161
Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.	5,580	91,400
Intel Corp.	5,550	130,425

		221,825
Software 1.5%
Microsoft Corp.	10,370	266,509
Oracle Corp.*	29,740	377,103
Symantec Corp.*	5,060	120,681

		764,293
Materials 0.9%
Chemicals 0.7%
Dow Chemical Co.	5,210	238,930
PPG Industries, Inc.	2,110	126,537

		365,467
Paper & Forest Products 0.2%
Georgia-Pacific Corp.	3,270	106,373
Telecommunication Services 0.9%
Wireless Telecommunication Services
ALLTEL Corp.	1,210	74,851
Sprint Nextel Corp.	16,430	382,983

		457,834
Utilities 1.1%
Electric Utilities 0.6%
Allegheny Energy, Inc.*	2,130	60,194
Edison International	2,440	106,774

Exelon Corp.	2,540	132,156

		299,124
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group	2,290	125,492
TXU Corp.	1,300	130,975

		256,467

Total Common Stocks (Cost $13,165,188)		15,711,361
	Principal Amount ($)	Value ($)

US Treasury Obligations 69.1%
US Treasury STRIPS, 4.589% **, 2/15/2013 (a) (Cost $35,742,008)	49,075,000	35,253,713
	Shares	Value ($)

Securities Lending Collateral 29.8%
Scudder Daily Assets Fund Institutional, 3.89% (b) (c) (Cost $15,186,132)	15,186,132	15,186,132
Cash Equivalents 0.2%
Scudder Cash Management QP Trust, 3.83% (d) (Cost $123,353)	123,353	123,353
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 64,216,681)	129.9	66,274,559
Other Assets and Liabilities, Net	(29.9)	(15,262,935)

Net Assets	100.0	51,011,624

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Bond equivalent yield to maturity; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2005 amounted to $14,837,363 which is 29.1 % of net assets.
(b)	Represents collateral held in connection with securities lending.
(c)	Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Target 2013 Fund, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Target 2013 Fund, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005